ADVANCES FROM DIRECTORS (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Advance from former director	$ 8,526	$ 5,703
Former Director [Member]
Defined Benefit Plan Disclosure [Line Items]
Forgiveness of debt	$ 14,229